Property, Plant And Equipment (Schedule of Property, Plant and Equipment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Property, Plant And Equipment [Abstract]
Land	¥ 14,822	¥ 14,557
Buildings	31,304	26,213
Machinery and equipment	22,088	24,071
Tools, furniture and fixtures	15,444	16,191
Construction in progress	1,099	4,205
Property, plant and equipment, gross	84,757	85,237
Less accumulated depreciation	44,832	43,869
Property, plant and equipment, net	¥ 39,925	¥ 41,368	¥ 34,206